Dispositions - Walden and Sale of Commercial Real Estate and Hotel Assets (Details) - CAD CAD in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2016	Feb. 29, 2016	Oct. 31, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Long Lived Assets Held-for-sale [Line Items]
Gain (loss) on sale of non-regulated generation assets, net of expenses					CAD 0	CAD 56
Proceeds on sale of assets					50	922
Gain (loss) on sale of commercial real estate and hotel assets, net of expense and tax					CAD 0	109
Fortis Properties, Commercial Real Estate Assets
Long Lived Assets Held-for-sale [Line Items]
Proceeds on sale of assets				CAD 430
Net gain (loss) on sale of commercial real estate and hotel assets				129
Gain (loss) on sale of commercial real estate and hotel assets, net of expense and tax				109
Trust units subscribed of Slate Office REIT				CAD 35
Gross proceeds from sale of investment of Slate Office REIT	CAD 37
Fortis Properties, Hotel Assets
Long Lived Assets Held-for-sale [Line Items]
Proceeds on sale of assets			CAD 365
Net gain (loss) on sale of commercial real estate and hotel assets			(20)
Gain (loss) on sale of commercial real estate and hotel assets, net of expense and tax			CAD (8)
Fortis Properties
Long Lived Assets Held-for-sale [Line Items]
Earnings before taxes related to disposal, excluding gain of sale						CAD 18
FortisBC Electric | Walden Hydroelectric Power Plant Assets
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of assets		CAD 9
Gain (loss) on sale of non-regulated generation assets, net of expense and tax		CAD 1